Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Gross revenue	$ 4,730.1	$ 4,827.3
Less subconsultant and other direct expenses	1,045.6	1,116.0
Net revenue	3,684.5	3,711.3
Direct payroll costs	1,754.0	1,702.9
Gross margin	1,930.5	2,008.4
Administrative and marketing expenses	1,352.9	1,433.6
Depreciation of property and equipment	57.9	58.2
Depreciation of lease assets	117.7	115.8
Amortization of intangible assets	53.2	66.9
Impairment of lease assets and property and equipment	78.6	2.0
Net interest expense	49.2	69.6
Other net finance expense	4.9	3.1
Foreign exchange loss	1.5	4.7
Other income	(2.1)	(11.0)
Income before income taxes and discontinued operations	216.7	265.5
Income taxes
Current	79.5	56.0
Deferred	(21.9)	15.1
Total income taxes	57.6	71.1
Net income for the year from continuing operations	159.1	194.4
Discontinued operations
Net income from discontinued operations, net of tax	12.0	0.0
Net income for the year	$ 171.1	$ 194.4
Earnings per share, basic
Continuing operations (in cad per share)	$ 1.43	$ 1.74
Discontinued operations(in cad per share)	0.11	0
Total basic earnings per share (in cad per share)	1.53	1.74
Earnings per share, diluted
Continuing operations (in cad per share)	1.42	1.74
Discontinued operations (in cad per share)	0.11	0
Total diluted earnings per share (in cad per share)	$ 1.53	$ 1.74